ACCUMULATED OTHER COMPREHENSIVE INCOME - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
ACCUMULATED OTHER COMPREHENSIVE INCOME

11.         ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of Accumulated other comprehensive income included in the Condensed Consolidated Balance Sheets consist of net unrealized gain on cash flow hedges as of September 30, 2019 and December 31, 2018.

The changes in Accumulated other comprehensive income by component for the nine months ended September 30, 2019 and 2018 are as follows:

	2019	2018
Accumulated other comprehensive income – January 1,	$4,387	$4,773
Other comprehensive (loss) income before reclassifications	(4,931)	643
Amounts reclassified from Accumulated other comprehensive income	1,435	965
Other comprehensive (loss) income for the period	(3,496)	1,608
Accumulated other comprehensive income – September 30,	$891	$6,381

The realized gain for the nine months ended September 30, 2019 reclassified from Accumulated other comprehensive income consists of a realized loss of  ($610) related to interest rate swap contracts and $2,045 related to the amortization of the gain on re-couponed swaps, as discussed in Note 10. The realized gain for the nine months ended September 30, 2018 reclassified from Accumulated other comprehensive income consists of a realized gain of  $803 related to interest rate swap contracts and $162 related to the amortization of the gain on re-couponed swaps, as discussed in Note 10. The realized (loss) gain reclassified from Accumulated other comprehensive income are presented in Interest expense in the Condensed Consolidated Statements of Operations.